UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: July 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY PORTFOLIO
FORM N-Q
JULY 31, 2008

Legg Mason Partners Variable Dividend Strategy Portfolio

Schedule of Investments (unaudited)	July 31, 2008

Shares	Security	Value

COMMON STOCKS — 92.5%
CONSUMER DISCRETIONARY — 6.1%
Hotels, Restaurants & Leisure — 1.4%
14,921	McDonald’s Corp.	$892,127

Household Durables — 0.5%
15,000	Leggett & Platt Inc.	292,500

Media — 1.6%
7,150	Cinemark Holdings Inc.	104,819
6,000	Comcast Corp., Class A Shares	123,720
12,900	Regal Entertainment Group, Class A Shares	214,785
40,700	Time Warner Inc.	582,824

	Total Media	1,026,148

Specialty Retail — 2.6%
42,100	Gap Inc.	678,652
33,189	Home Depot Inc.	790,894
7,710	Williams-Sonoma Inc.	134,462

	Total Specialty Retail	1,604,008

	TOTAL CONSUMER DISCRETIONARY	3,814,783

CONSUMER STAPLES — 12.5%
Beverages — 1.9%
13,209	Coca-Cola Co.	680,264
7,397	PepsiCo Inc.	492,344

	Total Beverages	1,172,608

Food & Staples Retailing — 3.5%
37,200	Wal-Mart Stores Inc.	2,180,664

Food Products — 5.3%
3,672	Cadbury PLC, ADR	173,943
8,600	General Mills Inc.	553,754
5,800	H.J. Heinz Co.	292,204
41,621	Kraft Foods Inc., Class A Shares	1,324,380
4,310	Unilever NV	119,430
29,961	Unilever PLC, ADR	820,632

	Total Food Products	3,284,343

Household Products — 1.8%
7,150	Kimberly-Clark Corp.	413,484
11,400	Procter & Gamble Co.	746,472

	Total Household Products	1,159,956

	TOTAL CONSUMER STAPLES	7,797,571

ENERGY — 10.4%
Energy Equipment & Services — 0.5%
1,430	Diamond Offshore Drilling Inc.	170,599
1,500	Schlumberger Ltd.	152,400

	Total Energy Equipment & Services	322,999

Oil, Gas & Consumable Fuels — 9.9%
19,900	BP PLC, ADR	1,222,656
22,694	Chevron Corp.	1,919,005
700	Devon Energy Corp.	66,423
28,042	Exxon Mobil Corp.	2,255,418
5,800	Newfield Exploration Co. *	284,084
1,200	Petroleo Brasileiro SA, ADR	67,092
1,560	SandRidge Energy Inc. *	76,268
5,908	Spectra Energy Corp.	160,520
See Notes to Schedule of Investments.

Legg Mason Partners Variable Dividend Strategy Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Shares	Security	Value

Oil, Gas & Consumable Fuels — 9.9% (continued)
1,300	Total SA, ADR	$99,450

	Total Oil, Gas & Consumable Fuels	6,150,916

	TOTAL ENERGY	6,473,915

FINANCIALS — 11.1%
Capital Markets — 1.3%
10,921	Bank of New York Mellon Corp.	387,695
15,700	Merrill Lynch & Co. Inc.	418,405

	Total Capital Markets	806,100

Commercial Banks — 1.0%
12,600	Comerica Inc.	361,872
8,100	Wells Fargo & Co.	245,187

	Total Commercial Banks	607,059

Diversified Financial Services — 3.6%
12,878	Bank of America Corp.	423,686
44,341	JPMorgan Chase & Co.	1,801,575

	Total Diversified Financial Services	2,225,261

Insurance — 2.6%
2,805	American International Group Inc.	73,070
24,242	Chubb Corp.	1,164,586
9,200	Travelers Cos. Inc.	405,904

	Total Insurance	1,643,560

Real Estate Investment Trusts (REITs) — 2.1%
56,000	Annaly Capital Management Inc.	843,920
18,340	Chimera Investment Corp.	141,035
6,100	LaSalle Hotel Properties	138,531
28,850	MFA Mortgage Investments Inc.	186,082

	Total Real Estate Investment Trusts (REITs)	1,309,568

Thrifts & Mortgage Finance — 0.5%
5,950	Freddie Mac	48,612
16,000	Hudson City Bancorp Inc.	292,160

	Total Thrifts & Mortgage Finance	340,772

	TOTAL FINANCIALS	6,932,320

HEALTH CARE — 13.1%
Health Care Equipment & Supplies — 2.3%
18,020	Baxter International Inc.	1,236,352
3,800	Medtronic Inc.	200,754

	Total Health Care Equipment & Supplies	1,437,106

Pharmaceuticals — 10.8%
25,476	Abbott Laboratories	1,435,318
11,500	Bristol-Myers Squibb Co.	242,880
4,495	Eli Lilly & Co.	211,759
29,950	Johnson & Johnson	2,050,677
13,890	Merck & Co. Inc.	456,981
14,700	Novartis AG, ADR	872,445
21,900	Pfizer Inc.	408,873
3,500	Schering-Plough Corp.	73,780
23,871	Wyeth	967,253

	Total Pharmaceuticals	6,719,966

	TOTAL HEALTH CARE	8,157,072

INDUSTRIALS — 14.6%
Aerospace & Defense — 3.0%
26,082	Honeywell International Inc.	1,326,009
See Notes to Schedule of Investments.

Legg Mason Partners Variable Dividend Strategy Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Shares	Security	Value

Aerospace & Defense — 3.0% (continued)
9,500	Raytheon Co.	$540,835

	Total Aerospace & Defense	1,866,844

Air Freight & Logistics — 1.4%
14,290	United Parcel Service Inc., Class B Shares	901,413

Commercial Services & Supplies — 1.4%
1,500	Pitney Bowes Inc.	47,535
23,400	Waste Management Inc.	831,636

	Total Commercial Services & Supplies	879,171

Electrical Equipment — 2.7%
25,520	Emerson Electric Co.	1,242,824
9,700	Hubbell Inc., Class B Shares	408,952

	Total Electrical Equipment	1,651,776

Industrial Conglomerates — 5.5%
5,180	3M Co.	364,620
65,825	General Electric Co.	1,862,190
5,250	Tyco International Ltd.	233,940
15,000	United Technologies Corp.	959,700

	Total Industrial Conglomerates	3,420,450

Machinery — 0.6%
7,300	Dover Corp.	362,299

	TOTAL INDUSTRIALS	9,081,953

INFORMATION TECHNOLOGY — 13.0%
Communications Equipment — 1.0%
21,200	Motorola Inc.	183,168
6,500	Nokia Oyj, ADR	177,580
5,100	QUALCOMM Inc.	282,234

	Total Communications Equipment	642,982

Computers & Peripherals — 1.5%
7,200	International Business Machines Corp.	921,456

Electronic Equipment, Instruments & Components — 0.3%
5,175	Tyco Electronics Ltd.	171,500

IT Services — 1.3%
18,500	Automatic Data Processing Inc.	790,135

Semiconductors & Semiconductor Equipment — 6.2%
26,000	Applied Materials Inc.	450,320
30,000	Intel Corp.	665,700
26,400	Linear Technology Corp.	819,720
13,200	Microchip Technology Inc.	421,476
81,662	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	775,795
30,200	Texas Instruments Inc.	736,276

	Total Semiconductors & Semiconductor Equipment	3,869,287

Software — 2.7%
67,021	Microsoft Corp.	1,723,780

	TOTAL INFORMATION TECHNOLOGY	8,119,140

MATERIALS — 4.9%
Chemicals — 3.1%
4,400	Cytec Industries Inc.	237,864
28,590	E.I. du Pont de Nemours & Co.	1,252,528
6,660	PPG Industries Inc.	403,862

	Total Chemicals	1,894,254

Metals & Mining — 0.7%
8,600	Alcoa Inc.	290,250
See Notes to Schedule of Investments.

Legg Mason Partners Variable Dividend Strategy Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Shares	Security	Value

Metals & Mining — 0.7% (continued)
1,550	Freeport-McMoRan Copper & Gold Inc., Class B Shares	$149,963

	Total Metals & Mining	440,213

Paper & Forest Products — 1.1%
12,668	Weyerhaeuser Co.	677,231

	TOTAL MATERIALS	3,011,698

TELECOMMUNICATION SERVICES — 5.6%
Diversified Telecommunication Services — 3.8%
15,400	AT&T Inc.	474,474
4,500	Embarq Corp.	205,965
42,589	Verizon Communications Inc.	1,449,730
17,000	Windstream Corp.	202,640

	Total Diversified Telecommunication Services	2,332,809

Wireless Telecommunication Services — 1.8%
41,987	Vodafone Group PLC, ADR	1,126,511

	TOTAL TELECOMMUNICATION SERVICES	3,459,320

UTILITIES — 1.2%
Electric Utilities — 0.6%
5,300	FPL Group Inc.	342,009

Multi-Utilities — 0.6%
11,200	NiSource Inc.	191,296
2,300	PG&E Corp.	88,619
2,050	Sempra Energy	115,128

	Total Multi-Utilities	395,043

	TOTAL UTILITIES	737,052

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $51,907,018)	57,584,824

Face
Amount

SHORT-TERM INVESTMENTS — 7.6%
Repurchase Agreements — 7.6%
$2,365,000	Interest in $275,002,000 joint tri-party repurchase agreement dated 7/31/08 with Barclays Capital Inc., 2.170% due 8/1/08; Proceeds at maturity - $2,365,143; (Fully collateralized by various U.S. government agency obligations, 0.000% due 10/29/08 to 6/1/17; Market value - $2,412,301)	2,365,000
2,392,000	Interest in $800,000,000 joint tri-party repurchase agreement dated 7/31/08 with Greenwich Capital Markets Inc., 2.140% due 8/1/08; Proceeds at maturity - $2,392,142; (Fully collateralized by various U.S. government agency obligations, 2.465% to 6.210% due 10/15/08 to 8/6/38; Market value - $2,439,844)	2,392,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $4,757,000)	4,757,000

	TOTAL INVESTMENTS — 100.1% (Cost — $56,664,018#)	62,341,824
	Liabilities in Excess of Other Assets — (0.1)%	(54,145)

	TOTAL NET ASSETS — 100.0%	$62,287,679

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:
ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Dividend Strategy Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At July 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,060,012
Gross unrealized depreciation	(3,382,206)

Net unrealized appreciation	$5,677,806

3. Recent Accounting Pronouncements
On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.
***
In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: September 29, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: September 29, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: September 29, 2008